RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party [Abstract]
Disclosure of related party [text block]
NOTE 13. RELATED PARTIES

Related Party Disclosures

Related parties are those entities defined in IAS 24 and under the rules of the Superintendency of Securities and Insurance (current Chilean Commission for the Financial Market) and the Chilean Corporations Law.

The receivable and payable amounts among related parties at the end of each period correspond to commercial and financing transactions denominated in Chilean Pesos, U.S. dollars and Brazilian Real, where collection or payment deadlines are shown in the following tables and in general do not bear interest, except for financing transactions.

As of the date of these consolidated financial statements, the main transactions with related parties are related to fuel purchases with Compañía de Petróleos de Chile S.A. and sodium chlorate purchases at EKA Chile S.A.

As of the date of these consolidated financial statements, there are neither provisions for doubtful accounts nor any guarantees granted or received related to the balances with related parties.

Name of Group’s Main Shareholders

The ultimate shareholders of Arauco, direct and indirectly, are Mrs. Maria Noseda Zambra de Angelini, Mr. Roberto Angelini Rossi and Mrs. Patricia Angelini Rossi. Mrs. María Noseda Zambra (who passed away on April 15, 2018).

Name of the Intermediate Controlling Entity that Produces Consolidated Financial Statements for Public Use

Empresas Copec S.A.

Compensation to Key Management Personnel

Compensation to key management personnel, including directors, managers and deputy managers, consist of a fixed monthly salary, and managers and deputy managers also receive an annual bonus subject to the results of the Company and the fulfillment of goals of the business as well as individual performance.

Pricing Strategy Terms and Conditions Corresponding to Transactions with Related Parties

Related party transactions are equitable in relation to other transactions regularly performed at market conditions, with mutual independence of the parties.

The table below sets forth information about the Relationship between the Parent Company and its Subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2017			12-31-2016
ID N°	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
-	Agenciamiento y Servicios Profesionales S.A.	Mexico	U.S. Dollar	0.0020	99.9970	99.9990	0.0020	99.9970	99.9990
-	Arauco Argentina S.A.	Argentina	U.S. Dollar	9.9753	90.0048	99.9801	9.9753	90.0048	99.9801
-	Arauco Australia Pty Ltd.	Australia	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
96547510-9	Arauco Bioenergía S.A.	Chile	U.S. Dollar	98.0000	1.9999	99.9999	98.0000	1.9999	99.9999
-	Arauco Colombia S.A.	Colombia	U.S. Dollar	1.4778	98.5204	99.9982	1.4778	98.5204	99.9982
-	Arauco do Brasil S.A.	Brazil	Brazilian Real	1.1624	98.8366	99.9990	1.1624	98.8366	99.9990
-	Arauco Europe Cooperatief U.A.	Netherlands	U.S. Dollar	0.5689	99.4301	99.9990	0.4614	99.5376	99.9990
-	Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real	-	79.9992	79.9992	-	79.9992	79.9992
-	Arauco Forest Brasil S.A.	Brazil	Brazilian Real	9.9971	90.0021	99.9992	10.1297	89.8694	99.9991
-	Arauco Industria de Paineis Ltda.	Brazil	Brazilian Real	-	99.9990	99.9990	-	-	-
-	Arauco Middle East DMCC	Dubai	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
76620842-8	Arauco Nutrientes Naturales SPA	Chile	U.S. Dollar	-	99.9484	99.9484	-	99.9484	99.9484
-	Arauco Panels USA, LLC	USA	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Perú S.A.	Peru	U.S. Dollar	0.0013	99.9977	99.9990	0.0013	99.9977	99.9990
-	Arauco Wood Products, Inc.	USA	U.S. Dollar	0.0004	99.9986	99.9990	0.0004	99.9986	99.9990
-	Araucomex S.A. de C.V.	Mexico	U.S. Dollar	0.0005	99.9985	99.9990	0.0005	99.9985	99.9990
96657900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	-	57.5223	57.5223	-	57.5404	57.5404
-	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real	-	99.9795	99.9795	-	99.9789	99.9789
-	Flakeboard America Limited	USA	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Flakeboard Company Ltd.	Canada	Canadian Dollar	-	99.9990	99.9990	-	99.9990	99.9990
85805200-9	Forestal Arauco S.A.	Chile	U.S. Dollar	99.9484	-	99.9484	99.9484	-	99.9484
93838000-7	Forestal Cholguán S.A.	Chile	U.S. Dollar	-	98.4826	98.4826	-	98.4744	98.4744
-	Forestal Concepción S.A.	Panama	U.S. Dollar	-	-	-	0.0050	99.9940	99.9990
78049140-K	Forestal Los Lagos S.A.	Chile	U.S. Dollar	-	79.9587	79.9587	-	79.9587	79.9587
-	Forestal Nuestra Señora del Carmen S.A.	Argentina	Argentine pesos	-	99.9805	99.9805	-	99.9805	99.9805
-	Forestal Talavera S.A.	Argentina	Argentine pesos	-	99.9942	99.9942	-	99.9942	99.9942
-	Greenagro S.A.	Argentina	Argentine pesos	-	97.9805	97.9805	-	97.9805	97.9805
96563550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. Dollar	98.0186	1.9804	99.9990	98.0186	1.9804	99.9990
79990550-7	Investigaciones Forestales Bioforest S.A.	Chile	Chilean Pesos	1.0000	98.9489	99.9489	1.0000	98.9489	99.9489
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.9801	99.9801	-	99.9801	99.9801
96510970-6	Maderas Arauco S.A. (ex Paneles Arauco S.A.)	Chile	U.S. Dollar	99.0000	0.9995	99.9995	99.0000	0.9995	99.9995
-	Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real	-	99.9961	99.9961	-	99.9934	99.9934
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real	-	99.9991	99.9991	-	99.9990	99.9990
-	Savitar S.A.	Argentina	Argentine pesos	-	99.9841	99.9841	-	99.9841	99.9841
76375371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. Dollar	0.0100	99.9890	99.9990	0.0100	99.9890	99.9990
96637330-K	Servicios Logísticos Arauco S.A.	Chile	U.S. Dollar	45.0000	54.9997	99.9997	45.0000	54.9997	99.9997

The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage in accordance with accounting standards applicable in each case.

Company Name	Country	Functional Currency
Eufores S.A.	Uruguay	U.S. Dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. Dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. Dollar
Forestal Cono Sur S.A.	Uruguay	U.S. Dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. Dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. Dollar
Ongar S.A.	Uruguay	U.S. Dollar
Terminal Logística e Industrial M’Bopicua S.A.	Uruguay	U.S. Dollar

There are no significant restrictions on the ability of subsidiaries to transfer funds to Arauco, in the form of cash dividends or repayment of loans and/or advances.

Employee Benefits for Key Management Personnel

	January - December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	59,501	73,398	65,760
Per diem compensation to members of the Board of Directors	2,566	1,783	1,097
Termination benefits	4,936	6,174	2,250
Total	67,003	81,355	69,107

Related Party Receivables, Current

Name of Related Party	Tax ID No.	Nature of Relationship	Country	Currency	Maturity	12-31-2017 ThU.S.$	12-31-2016 ThU.S.$

Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	30 days	25	39
Eka Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	30 days	2,027	1,701
Forestal del Sur S.A.	79.825.060-4	Common director	Chile	Chilean pesos	30 days	4	7,618
Unilin Arauco Pisos Ltda.	-	Joint Venture	Brazil	Brazilian Real	30 days	171	726
Colbún S.A.	96.505.760-9	Common director	Chile	Chilean pesos	30 days	136	-
CMPC Celulosa S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	-	-	2
Fundación Educacional Arauco	71.625.000-8	Common director	Chile	Chilean pesos	-	-	1,188
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	U.S. Dollar	30 days	726	274
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	30 days	399	957
TOTAL						3,488	12,505

Related Party Receivables, Non-Current

		Nature of				12-31-2017	12-31-2016
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	Sep-18	528	478
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	Sep-19	528	478
TOTAL						1,056	957

Related Party Payables, Current

		Nature of				12-31-2017	12-31-2016
Name of Related party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	8,837	1,758
Abastible S.A.	91.806.000-6	Controlling Parent’s Subsidiary	Chile	Chilean pesos	30 days	545	97
Fundación Educacional Arauco	71.625.000-8	Common director	Chile	Chilean pesos	30 days	54	-
Red to Green S.A. (Ex-Sigma Servicios Informáticos S.A.)	86.370.800-1	Common director	Chile	Chilean pesos	30 days	1	-
Portaluppi, Guzman y Bezanilla Abogados	78.096.080-9	Common director	Chile	Chilean pesos	30 days	146	-
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	30 days	137	-
Servicios Corporativos Sercor S.A.	96.925.430-1	Subsidiary of the Associate	Chile	Chilean pesos	30 days	29	-
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of the Associate	Chile	U.S. Dollar	30 days	1,354	1,246
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	-	-	723
Adm.Estaciones de Servicio Serco Ltda.	79.689.550-0	Common controlling parent	Chile	Chilean pesos	30 days	1	-
Adm. de Ventas al Detalle Arco Prime Ltda.	77.215.640-5	Common controlling parent	Chile	Chilean pesos	30 days	14	5
Empresa Distrib. Papeles y Cartones S.A.	88.566.900-k	Common Stockholder	Chile	Chilean pesos	-	-	2
Elemental S.A.	76.659.730-0	Indirect associate of controlling parent	Chile	Chilean pesos	30 days	4	-
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	30 days	86	-
TOTAL						11,208	3,831

Related Party Transactions

Purchases

		Nature of			Transaction	12-31-2017	12-31-2016	12-31-2015
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	3,115	2,199	2,503
Empresas Copec S.A.	90.690.000-9	Controlling Parent	Chile	Chilean pesos	Management service	106	356	233
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	66,789	39,732	61,245
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport and stowage	9,986	8,633	10,917
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of the Associate	Chile	U.S. Dollar	Port services	6,956	7,311	7,694
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	44,055	47,236	39,362
Forestal del Sur S.A.	79.825.060-4	Common director	Chile	Chilean pesos	Wood and ships	1,310	2,093	2,018
Portaluppi, Guzman y Bezanilla Abogados	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	1,496	1,295	1,312
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	460	512	552
CMPC Maderas S.A.	95.304.000-K	Common Stockholder	Chile	Chilean pesos	Wood and logs	330	511	267
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	Wood and logs	62	180	204
Red to Green S.A. (Ex-Sigma Servicios Informáticos S.A.)	86.370.800-1	Common director	Chile	Chilean pesos	Computer Services	130	249	59
Empresa de Residuos Resiter Ltda	89.696.400-3	Common director	Chile	Chilean pesos	Industrial Cleaning Services	-	-	(285)
Empresas de Residuos Industriales Resiter Ltda	76.329.072-7	Common director	Chile	Chilean pesos	Industrial Cleaning Services	-	-	5,027
Resiter Uruguay S.A.	-	Common director	Uruguay	U.S. Dollar	Service to collect solid waste	-	-	774
Colbún Transmisión S.A.	76.218.856-2	Common director	Chile	Chilean pesos	Electrical Power	389	383	447
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	2,239	982	-
Inversiones Siemel S.A.	94.082.000-6	Common Stockholder	Chile	Chilean pesos	Rentals	596	777	-
CMPC Celulosa S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Others purchases	965	3	2,217

Sales

		Relationship			Transaction	12-31-2017	12-31-2016	12-31-2015
Name of Related Party	Tax ID No.	Nature of	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Charter Services	202	-	-
Colbún S.A.	96.505.760-9	Common director	Chile	Chilean pesos	Electrical Power	1,128	5,999	1,083
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	19,182	16,326	17,543
Stora Enso Arapoti Industria de Papel S.A.	-	Subsidiary of the Associate	Brazil	Brazilian Real	Wood	-	1,149	5,617
Forestal del Sur S.A.	79.825.060-4	Common director	Chile	Chilean pesos	Harvesting services, Wood and chips	25,322	21,657	19,328
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	Wood	-	47	311
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.F.	Sale Land	-	1,914	-
Unilin Arauco Pisos Ltda.	-	Joint venture	Brazil	Brazilian Real	Wood	2,966	5,263	2,666

Other Transactions

		Nature of			Transaction	12-31-2017	12-31-2016	12-31-2015
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Novo Oeste Gestao de Ativo Florestais S.A.	-	Subsidiary of the Associate	Brazil	Brazilian Real	Loans (Capital and interest)	-	-	41,091

(1) Since October 2015, the company is a subsidiary of Arauco, therefore, the transactions presented in this note are those made with this Company until that month (see Note 14).